Intangible Assets - Schedule of Intangible Assets, Future Amortization Expense (Details)	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 58,406
2020	1,515
Total	$ 59,921